Other Liabilities_Details Of Other Liabilities(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 24,470,308	$ 22,924,723	₩ 19,038,897
Other financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	18,330,004		16,286,578
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	8,806,967		6,526,330
Prepaid card and debit card
Other Liabilities Line Items [Line Items]
Other Liabilities	21,767		19,076
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	2,654,345		2,613,445
Financial guarantee contrancts
Other Liabilities Line Items [Line Items]
Other Liabilities	34,114		26,449
Deposits for letter of guarantees and others
Other Liabilities Line Items [Line Items]
Other Liabilities	798,207		561,664
Domestic exchange settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	48,133		1,338,103
Foreign exchanges settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	124,728		116,226
Borrowings from other business accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	5,408		5,204
Other payables from trust accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	5,018,031		4,430,508
Liability incurred from agency relationships
Other Liabilities Line Items [Line Items]
Other Liabilities	518,955		386,670
Account for agency businesses
Other Liabilities Line Items [Line Items]
Other Liabilities	257,761		248,257
Dividend payables
Other Liabilities Line Items [Line Items]
Other Liabilities	474		475
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	41,114		14,171
Other non-financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	6,140,304		2,752,319
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	196,142		842,902
Unearned revenue
Other Liabilities Line Items [Line Items]
Other Liabilities	271,787		226,096
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	634,236		395,933
Deferred revenue on credit card points
Other Liabilities Line Items [Line Items]
Other Liabilities	176,840		145,457
Withholding taxes
Other Liabilities Line Items [Line Items]
Other Liabilities	179,903		140,258
Separate account liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	4,463,687		875,015
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 217,709		₩ 126,658